As filed with the Securities and Exchange Commission on August 19, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21833

HELIOS MULTI-SECTOR HIGH

INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NY 10281

(Address of principal executive offices) (Zip code)

KIM G. REDDING., PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 2.1%
Telecommunications - 2.1%
Qwest Corp. [1]
(Cost - $720,523)	6.88%	09/15/33	$1,000	$963,750

Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $720,523)				$963,750

HIGH YIELD CORPORATE BONDS - 130.2%
Automotive - 1.3%
Ford Motor Co.	6.50	08/01/18	525	551,278
Motors Liquidation Co.	7.13	07/15/13	250	6,250
Motors Liquidation Co.	8.38	07/15/33	1,500	37,500

Total Automotive
(Cost - $474,396)				595,028

Basic Industry - 21.8%
AK Steel Corp. [1]	7.63	05/15/20	790	809,750
Arch Coal, Inc. [1]	8.75	08/01/16	675	732,375
Cascades, Inc.	7.75	12/15/17	550	573,375
Consol Energy, Inc. [1]	8.25	04/01/20	750	817,500
Domtar Corp. [1]	10.75	06/01/17	500	650,625
Georgia-Pacific LLC	7.25	06/01/28	240	266,675
Georgia-Pacific LLC	7.38	12/01/25	285	321,989
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC [1]	8.88	02/01/18	600	624,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	250	256,250
Huntsman International LLC	8.63	03/15/21	550	598,125
Mercer International, Inc.	9.50	12/01/17	600	643,500
Momentive Performance	9.00	01/15/21	300	306,000
Nalco Co. [1,2,3]	6.63	01/15/19	600	615,000
Solutia, Inc.	8.75	11/01/17	300	325,500
Steel Dynamics, Inc.	7.63	03/15/20	675	713,812
Tembec Industries, Inc. [1]	11.25	12/15/18	600	627,750
Westlake Chemical Corp. [1]	6.63	01/15/16	500	515,000
Xerium Technologies, Inc. [2,3]	8.88	06/15/18	470	447,088

Total Basic Industry
(Cost - $9,277,063)				9,844,314

Capital Goods - 12.5%
Associated Materials LLC [2,3]	9.13	11/01/17	600	598,500
Berry Plastics Corp. [1]	9.50	05/15/18	600	595,500
Building Materials Corp. of America [2,3]	6.75	05/01/21	300	301,500
Crown Cork & Seal Co., Inc. [1]	7.38	12/15/26	675	661,500
Masonite International Corp. [2,3]	8.25	04/15/21	600	596,250
Owens-Illinois, Inc.	7.80	05/15/18	475	513,000
Ply Gem Industries, Inc. [1,2,3]	8.25	02/15/18	600	568,500
Polymer Group, Inc. [2,3]	7.75	02/01/19	600	601,500
Terex Corp. [1]	8.00	11/15/17	250	256,250
Trimas Corp. [1]	9.75	12/15/17	285	312,075
USG Corp. [1]	7.75	01/15/18	675	664,875

Total Capital Goods
(Cost - $5,631,909)				5,669,450

Consumer Cyclical - 12.4%
ACCO Brands Corp. [1]	10.63	03/15/15	550	613,937
ACE Hardware Corp. [2,3]	9.13	06/01/16	500	531,250
American Axle & Manufacturing, Inc. [1]	7.88	03/01/17	550	550,000
DineEquity, Inc. [2,3]	9.50	10/30/18	600	651,000
Easton-Bell Sports, Inc. [1]	9.75	12/01/16	525	578,813
Levi Strauss & Co.	7.63	05/15/20	675	675,000
Limited Brands, Inc.	8.50	06/15/19	250	285,000

See Notes to Portfolios of Investments and Notes to Financial Statements.

1

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Pittsburgh Glass Works LLC [2,3]	8.50%	04/15/16	$140	$143,850
Reynolds Group Issuer LLC [1,2,3]	9.00	04/15/19	515	508,563
Tenneco, Inc.	6.88	12/15/20	625	635,937
The Neiman Marcus Group, Inc. [1]	10.38	10/15/15	300	315,000
Visteon Corp. [2,3]	6.75	04/15/19	95	91,675

Total Consumer Cyclical
(Cost - $5,202,180)				5,580,025

Consumer Non-Cyclical - 4.2%
B&G Foods, Inc. [1]	7.63	01/15/18	675	710,438
C&S Group Enterprises LLC [1,2,3]	8.38	05/01/17	600	614,250
Rite Aid Corp. [1]	8.63	03/01/15	275	257,125
Rite Aid Corp. [1]	9.75	06/12/16	275	303,531

Total Consumer Non-Cyclical
(Cost - $1,820,215)				1,885,344

Energy - 25.2%
BreitBurn Energy Partners LP/BreitBurn Finance Corp. [1]	8.63	10/15/20	600	633,000
Calfrac Holdings LP [1,2,3]	7.50	12/01/20	600	606,000
Chaparral Energy, Inc. [1]	8.88	02/01/17	600	621,000
Crosstex Energy LP/Crosstex Energy Finance Corp. [1]	8.88	02/15/18	550	585,750
EV Energy Partners LP/EV Energy Finance Corp. [2,3]	8.00	04/15/19	625	627,344
Frac Tech Services LLC/Frac Tech Finance, Inc. [1,2,3]	7.13	11/15/18	390	395,850
Frontier Oil Corp. [1]	8.50	09/15/16	675	722,250
GMX Resources, Inc. [1,2,3]	11.38	02/15/19	300	279,000
Hercules Offshore, LLC. [1,2,3]	10.50	10/15/17	375	391,875
Hilcorp Energy I LP/Hilcorp Finance Co. [1,2,3]	8.00	02/15/20	675	725,625
Key Energy Services, Inc.	6.75	03/01/21	375	375,000
Linn Energy LLC/Linn Energy Finance Corp. [1]	8.63	04/15/20	660	716,100
McJunkin Red Man Corp. [1,2,3]	9.50	12/15/16	525	534,187
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	03/15/18	600	630,000
Pioneer Natural Resources Co.	6.65	03/15/17	400	435,670
Plains Exploration & Production Co. [1]	7.63	06/01/18	675	708,750
Precision Drilling Corp.	6.63	11/15/20	225	227,813
Quicksilver Resources, Inc. [1]	11.75	01/01/16	375	429,375
SESI LLC [1]	6.88	06/01/14	500	506,250
Trinidad Drilling Limited [1,2,3]	7.88	01/15/19	375	388,125
Venoco, Inc. [2,3]	8.88	02/15/19	600	600,000
W & T Offshore, Inc. [2,3]	8.50	06/15/19	220	222,750

Total Energy
(Cost - $10,873,324)				11,361,714

Media - 10.2%
American Reprographics	10.50	12/15/16	600	625,500
Cablevision Systems Corp. [1]	8.63	09/15/17	750	812,812
CCO Holdings LLC/CCO Cap. Corp. [1]	8.13	04/30/20	675	729,000
Clear Channel Communications, Inc. [2,3]	9.00	03/01/21	600	574,500
Deluxe Corp. [1]	7.38	06/01/15	500	513,750
Insight Communications Co., Inc. [1,2,3]	9.38	07/15/18	675	740,813
Mediacom LLC/Mediacom Cap. Corp. [1]	9.13	08/15/19	600	633,000

Total Media
(Cost - $4,544,002)				4,629,375

Services - 24.4%
AMC Entertainment, Inc. [1]	8.75	06/01/19	600	633,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. [1]	9.63	03/15/18	550	587,125
Beazer Homes USA, Inc. [1]	9.13	06/15/18	275	237,187
CityCenter Holdings LLC/CityCenter Finance Corp. [1,2,3]	7.63	01/15/16	600	619,500
FireKeepers Development Authority [1,2,3]	13.88	05/01/15	500	577,500
Harrahs Operating Escrow LLC / Harrahs Escrow Corp. [1]	11.25	06/01/17	500	551,875

See Notes to Portfolios of Investments and Notes to Financial Statements.

2

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Iron Mountain, Inc. [1]	8.38%	08/15/21	$275	$288,750
Iron Mountain, Inc. [1]	8.75	07/15/18	575	597,281
K Hovnanian Enterprises, Inc. [1]	10.63	10/15/16	600	598,500
Marina District Finance Co., Inc.	9.88	08/15/18	600	622,500
Maxim Crane Works LP [1,2,3]	12.25	04/15/15	600	600,000
MGM Mirage, Inc.[1]	5.88	02/27/14	600	576,750
MGM Mirage, Inc.[1]	10.38	05/15/14	275	312,125
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [2,3]	8.88	04/15/17	600	601,500
Pulte Group, Inc.	6.38	05/15/33	600	495,000
Royal Caribbean Cruises Limited	7.25	06/15/16	675	725,625
RSC Equipment Rental, Inc./RSC Holdings III LLC [1]	10.25	11/15/19	275	301,125
Service Corp. International [1]	6.75	04/01/16	750	808,125
Standard Pacific Corp. [1]	8.38	05/15/18	675	669,094
United Rentals North America, Inc. [1]	8.38	09/15/20	600	607,500

Total Services
(Cost - $10,484,773)				11,010,062

Technology & Electronics - 2.7%
First Data Corp. [1,2,3]	8.25	01/15/21	600	588,000
First Data Corp.	9.88	09/24/15	61	62,678
Freescale Semiconductor, Inc. [1,2,3]	9.25	04/15/18	550	592,625

Total Technology & Electronics
(Cost - $1,182,714)				1,243,303

Telecommunications - 12.2%
Cincinnati Bell, Inc. [1]	8.25	10/15/17	265	266,325
Cincinnati Bell, Inc. [1]	8.38	10/15/20	285	284,287
Citizens Communications Corp. [1]	7.13	03/15/19	1,050	1,076,250
Global Crossing Limited [1]	12.00	09/15/15	850	990,250
Nextel Communications, Inc.	7.38	08/01/15	675	675,000
PAETEC Holding Corp. [1]	9.50	07/15/15	250	259,375
PAETEC Holding Corp. [2,3]	9.88	12/01/18	375	388,594
Sprint Capital Corp.	8.75	03/15/32	500	541,250
Windstream Corp. [1]	7.00	03/15/19	1,000	1,010,000

Total Telecommunications
(Cost - $5,249,492)				5,491,331

Utility - 3.3%
Calpine Corp. [1,2,3]	7.25	10/15/17	550	558,250
Edison Mission Energy	7.00	05/15/17	275	222,750
NRG Energy, Inc.	8.50	06/15/19	675	698,625

Total Utility
(Cost - $1,431,956)				1,479,625

Total HIGH YIELD CORPORATE BONDS
(Cost - $56,172,024)				58,789,571

TERM LOANS - 0.5%
Texas Competitive Electric Holdings Co. LLC	4.69	10/10/17	139	108,500
Texas Competitive Electric Holdings Co. LLC	4.77	10/10/17	147	115,132

Total TERM LOANS
(Cost - $228,953)				223,632

			Shares
COMMON STOCKS - 1.5%
Consumer Discretionary - 0.9%
DR Horton, Inc.			6,100	70,272
General Motors Co.			6,793	206,236
Hovnanian Enterprises, Inc. [4]			6,300	15,183

See Notes to Portfolios of Investments and Notes to Financial Statements.

3

HELIOS MULTI-SECTOR HIGH INCOME FUND, INC.

Portfolio of Investments (Unaudited)

June 30, 2011

	Shares	Value
COMMON STOCKS (continued)
M.D.C. Holdings, Inc.	2,200	$54,208
The Ryland Group, Inc.	3,400	56,202

Total Consumer Discretionary
(Cost - $630,778)		402,101

Telecommunication Services - 0.6%
Frontier Communications Corp.	17,743	143,186
Windstream Corp.	9,200	119,232

Total Telecommunication Services
(Cost - $285,725)		262,418

Total COMMON STOCKS
(Cost - $916,504)		664,519

WARRANTS - 0.5%
Consumer Discretionary - 0.5%
General Motors Co., [4] Expiration: July 2016 Exercise Price: $10.00	6,176	132,166
General Motors Co., [4] Expiration: July 2019 Exercise Price: $18.33	6,176	98,384

Total Consumer Discretionary
(Cost - $384,116)		230,550

Total WARRANTS
(Cost - $384,116)		230,550

Total Investments - 134.8%
(Cost - $58,422,120)		60,872,022
Liabilities in Excess of Other Assets - (34.8)%		(15,714,196)

NET ASSETS - 100.0%		$45,157,826

See Notes to Portfolios of Investments and Notes to Financial Statements.

4

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

June 30, 2011

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Portion or entire principal amount pledged as collateral for margin loans.

2	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, the total values of all such investments were as follows:

		Fund	Value	% of Net Assets
		Helios Advantage Income Fund, Inc.	$21,165,457	37.08%
		Helios High Income Fund, Inc.	14,361,519	35.93
		Helios Multi-Sector High Income Fund, Inc.	16,880,964	37.38
		Helios Strategic Income Fund, Inc.	11,809,300	31.29

3	—	Private Placement.

4	—	Non-Income producing security.

5	—	Variable rate security - Interest rate shown is the rate in effect as of June 30, 2011.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at fair value:

Helios Advantage Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$788,379	$263,475	$1,051,854
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,180,594	42,987,815	—	—	—	44,168,409
Level 3 – Significant Unobservable Inputs	—	30,907,809	260,904	—	—	31,168,713

Total	$1,180,594	$73,895,624	$260,904	$788,379	$263,475	$76,388,976

Helios High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$587,124	$197,625	$784,749
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	1,180,594	31,414,815	—	—	—	32,595,409
Level 3 – Significant Unobservable Inputs	—	21,286,614	204,996	—	—	21,491,610

Total	$1,180,594	$52,701,429	$204,996	$587,124	$197,625	$54,871,768

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Helios Multi-Sector High Income Fund, Inc.

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$664,519	$230,550	$895,069
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	963,750	34,433,668	—	—	—	35,397,418
Level 3 – Significant Unobservable Inputs	—	24,355,903	223,632	—	—	24,579,535

Total	$963,750	$58,789,571	$223,632	$664,519	$230,550	$60,872,022

Helios Strategic Income Fund, Inc.

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 – Quoted Prices	$—	$—	$—	$—	$2,676,367	$197,625	$2,873,992
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	10,499,559	16,279,286	—	—	—	26,778,845
Level 3 – Significant Unobservable Inputs	4,873,765	—	16,282,478	186,360	—	—	21,342,603

Total	$4,873,765	$10,499,559	$32,561,764	$186,360	$2,676,367	$197,625	$50,995,440

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Helios Advantage Income Fund, Inc.

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$31,193,500	$291,584	$31,485,084
Accrued Discounts (Premiums)	10,734	1,791	12,525
Realized Gain / (Loss)	(1,395,773)	2,356	(1,393,417)
Change in Unrealized Appreciation (Depreciation)	749,042	(5,116)	743,926
Net Purchases (Sales)	1,365,306	(29,711)	1,335,595
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,015,000)	—	(1,015,000	) (a)

Balance as of June 30, 2011	$30,907,809	$260,904	$31,168,713

Change in unrealized gains or losses relating to assets still held at reporting date	$(518,645)	$(6,209)	$(524,854)

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

Helios High Income Fund, Inc.

	$000,000,000	$000,000,000	$000,000,000
Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$20,909,956	$229,102	$21,139,058
Accrued Discounts (Premiums)	11,177	1,407	12,584
Realized Gain / (Loss)	79,639	1,851	81,490
Change in Unrealized Appreciation (Depreciation)	(444,152)	(4,019)	(448,171)
Net Purchases (Sales)	1,288,244	(23,345)	1,264,899
Transfers into Level 3	—	—	—
Transfers out of Level 3	(558,250)	—	(558,250	) (a)

Balance as of June 30, 2011	$21,286,614	$204,996	$21,491,610

Change in unrealized gains or losses relating to assets still held at reporting date	$(352,020)	$(4,878)	$(356,898)

Helios Multi-Sector High Income Fund, Inc.

	$000,000,000	$000,000,000	$000,000,000
Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$23,513,374	$249,929	$23,763,303
Accrued Discounts (Premiums)	11,278	1,535	12,813
Realized Gain / (Loss)	(614,327)	2,020	(612,307)
Change in Unrealized Appreciation (Depreciation)	172,120	(4,385)	167,735
Net Purchases (Sales)	1,831,708	(25,467)	1,806,241
Transfers into Level 3	—	—	—
Transfers out of Level 3	(558,250)	—	(558,250	) (a)

Balance as of June 30, 2011	$24,355,903	$223,632	$24,579,535

Change in unrealized gains or losses relating to assets still held at reporting date	$(391,118)	$(5,321)	$(396,439)

Helios Strategic Income Fund, Inc.

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2011	$4,799,663	$14,795,090	$208,275	$19,803,028
Accrued Discounts (Premiums)	(3,856)	13,530	1,279	10,953
Realized Gain / (Loss)	—	(1,263,176)	1,683	(1,261,493)
Change in Unrealized Appreciation (Depreciation)	77,958	1,114,786	(3,654)	1,189,090
Net Purchases (Sales)	—	2,129,748	(21,223)	2,108,525
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(507,500)	—	(507,500	) (a)

Balance as of June 30, 2011	$4,873,765	$16,282,478	$186,360	$21,342,603

Change in unrealized gains or losses relating to assets still held at reporting date	$77,958	$(289,413)	$(4,434)	$(215,889)

(a)	Transferred from Level 3 to Level 2 because of an increase of observable market data for these securities.

HELIOS FUNDS

Notes to Financial Statements

June 30, 2011 (Unaudited)

For the three months ended June 30, 2011, there was no significant security transfer activity between Level 1 and Level 2.

Credit Facility: Effective March 21, 2011, the Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by mutual funds. Each Fund pays interest in the amount of 0.80% on the total line of credit amount available plus the 3-month London Interbank Offered Rate on the amount outstanding. For the three month period ended June 30, 2011, the average interest rate paid under the line of credit was 1.06% for each of the Funds.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at June 30, 2011	22,200,000	16,900,000	19,150,000	14,950,000
Line of credit amount unused at June 30, 2011	4,800,000	2,100,000	2,850,000	3,050,000
Average balance outstanding during the year	22,200,000	16,900,000	19,150,000	14,950,000
Interest expense incurred on line of credit during the year	59,668	45,423	51,470	40,182

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at June 30, 2011 was as follows:

	$000,000,00	$000,000,00	$000,000,00	$000,000,00
Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$73,074,577	$4,208,138	$(893,739)	$3,314,399
Helios High Income Fund, Inc.	52,409,293	3,137,136	(674,661)	2,462,475
Helios Multi-Sector High Income Fund, Inc.	58,422,120	3,205,427	(755,525)	2,449,902
Helios Strategic Income Fund, Inc.	48,688,216	3,049,942	(742,718)	2,307,224

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Helios Multi-Sector High Income Fund, Inc.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date: August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

by (Signature and Title):	/s/ Kim G. Redding
Kim G. Redding
President

Date: August 19, 2011

by (Signature and Title):	/s/ Steven M. Pires
Steven M. Pires
Treasurer

Date: August 19, 2011